American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Aggressive Fund
October 31, 2022

Strategic Allocation: Aggressive - Schedule of Investments
OCTOBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 54.2%
American Century Diversified Corporate Bond ETF	288,278	12,812,977
American Century Emerging Markets Bond ETF	133,102	4,667,594
American Century Focused Dynamic Growth ETF(2)	526,227	28,723,732
American Century Focused Large Cap Value ETF	715,891	41,776,177
American Century Multisector Income ETF	531,791	22,458,917
American Century Quality Diversified International ETF	690,784	25,409,177
American Century STOXX U.S. Quality Growth ETF	507,893	29,898,950
American Century STOXX U.S. Quality Value ETF	868,219	40,528,202
Avantis Emerging Markets Equity ETF	756,194	34,202,655
Avantis International Equity ETF(3)	526,129	25,485,689
Avantis International Small Cap Value ETF	149,924	7,521,687
Avantis U.S. Equity ETF	606,539	41,735,949
Avantis U.S. Small Cap Value ETF(3)	170,162	13,008,885
TOTAL AFFILIATED FUNDS (Cost $309,835,983)		328,230,591
COMMON STOCKS — 30.4%
Aerospace and Defense — 0.6%
Aerojet Rocketdyne Holdings, Inc.(2)	2,019	97,820
CAE, Inc.(2)	16,961	323,695
Curtiss-Wright Corp.	4,354	730,732
HEICO Corp.	3,487	567,126
Hensoldt AG	2,831	66,514
Huntington Ingalls Industries, Inc.	2,054	528,022
Leonardo SpA	4,229	33,976
Lockheed Martin Corp.	1,148	558,709
Mercury Systems, Inc.(2)	2,831	137,020
QinetiQ Group PLC	16,169	66,646
Thales SA	2,956	375,944
		3,486,204
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., Class B	2,017	338,392
Airlines — 0.1%
Southwest Airlines Co.(2)	21,886	795,556
Auto Components — 0.6%
Aptiv PLC(2)	9,409	856,878
BorgWarner, Inc.	20,241	759,645
CIE Automotive SA	2,342	59,658
Cie Generale des Etablissements Michelin SCA	10,399	265,009
Continental AG	10,170	526,762
Fox Factory Holding Corp.(2)	1,692	148,642
Hyundai Mobis Co. Ltd.	1,733	265,806
Linamar Corp.	10,503	449,539
		3,331,939
Automobiles — 0.5%
Bayerische Motoren Werke AG	11,595	910,113
Ferrari NV	1,849	364,509
Mercedes-Benz Group AG	17,245	998,167
Tesla, Inc.(2)	2,574	585,688
		2,858,477

Banks — 1.6%
AIB Group PLC	33,384	96,577
Banco Bilbao Vizcaya Argentaria SA	97,831	504,689
Banco Bradesco SA	131,289	422,168
Banco do Brasil SA	40,900	293,517
Bancorp, Inc.(2)	2,802	77,279
Bank Central Asia Tbk PT	859,900	486,082
Bank of America Corp.	4,063	146,431
Barclays PLC	325,896	553,779
BNP Paribas SA	11,631	545,423
Commerce Bancshares, Inc.	1,202	85,150
First Hawaiian, Inc.	25,202	644,667
Fukuoka Financial Group, Inc.	4,400	74,869
HDFC Bank Ltd., ADR	6,257	389,874
HSBC Holdings PLC	78,400	402,372
JPMorgan Chase & Co.	4,996	628,896
Jyske Bank A/S(2)	1,695	91,478
Mizuho Financial Group, Inc.	10,650	115,185
Prosperity Bancshares, Inc.	7,392	529,045
Regions Financial Corp.	26,754	587,250
Silvergate Capital Corp., Class A(2)	1,171	66,466
Standard Chartered PLC (London)	56,352	336,688
Sumitomo Mitsui Financial Group, Inc.	3,800	106,710
SVB Financial Group(2)	1,240	286,390
Truist Financial Corp.	17,045	763,446
U.S. Bancorp	9,597	407,393
UniCredit SpA	41,344	512,718
Westamerica Bancorporation	4,890	306,750
		9,461,292
Beverages — 0.3%
Celsius Holdings, Inc.(2)	7,755	706,325
Duckhorn Portfolio, Inc.(2)	6,177	90,308
MGP Ingredients, Inc.	1,405	157,430
PepsiCo, Inc.	4,179	758,823
Pernod Ricard SA	1,062	186,393
		1,899,279
Biotechnology — 0.8%
AbbVie, Inc.	3,526	516,206
ADC Therapeutics SA(2)(3)	3,201	14,212
Alnylam Pharmaceuticals, Inc.(2)	2,305	477,734
Amgen, Inc.	1,056	285,490
Apellis Pharmaceuticals, Inc.(2)	1,387	83,900
Arcus Biosciences, Inc.(2)	786	20,027
Arcutis Biotherapeutics, Inc.(2)	3,567	63,065
Biohaven Ltd.(2)	2,401	39,785
Blueprint Medicines Corp.(2)	1,140	59,098
Celldex Therapeutics, Inc.(2)	1,045	36,711
Centessa Pharmaceuticals PLC, ADR(2)(3)	2,310	9,171
Cerevel Therapeutics Holdings, Inc.(2)	1,539	43,030
CSL Ltd.	2,949	527,916
Cytokinetics, Inc.(2)	2,595	113,298
Fate Therapeutics, Inc.(2)	2,012	42,091
Halozyme Therapeutics, Inc.(2)	3,118	149,072
Horizon Therapeutics PLC(2)	7,774	484,476
Insmed, Inc.(2)	3,801	65,833

Intellia Therapeutics, Inc.(2)	684	36,101
KalVista Pharmaceuticals, Inc.(2)	2,980	15,109
Karuna Therapeutics, Inc.(2)	384	84,227
Kinnate Biopharma, Inc.(2)(3)	1,851	15,604
Kymera Therapeutics, Inc.(2)	842	25,546
Natera, Inc.(2)	2,809	131,911
Neurocrine Biosciences, Inc.(2)	5,120	589,414
Relay Therapeutics, Inc.(2)	1,493	33,174
Sarepta Therapeutics, Inc.(2)	4,579	522,098
Seagen, Inc.(2)	2,846	361,897
Vertex Pharmaceuticals, Inc.(2)	758	236,496
Vitrolife AB	1,121	18,117
		5,100,809
Building Products — 0.5%
AZEK Co., Inc.(2)	4,294	75,188
Cie de Saint-Gobain	22,178	906,657
Hayward Holdings, Inc.(2)(3)	8,018	74,167
Johnson Controls International PLC	8,013	463,472
Masco Corp.	4,162	192,576
Sanwa Holdings Corp.	9,100	78,388
Trane Technologies PLC	5,196	829,438
Trex Co., Inc.(2)	1,038	49,917
Zurn Elkay Water Solutions Corp.	6,631	155,762
		2,825,565
Capital Markets — 1.2%
Ameriprise Financial, Inc.	2,536	783,928
Ares Management Corp., Class A	5,612	425,558
Avanza Bank Holding AB(3)	2,505	49,967
Bank of New York Mellon Corp.	26,704	1,124,505
BlackRock, Inc.	608	392,713
Intercontinental Exchange, Inc.	2,141	204,615
LPL Financial Holdings, Inc.	3,391	866,909
Man Group PLC	18,662	46,424
Morgan Stanley	7,871	646,760
MSCI, Inc.	1,611	755,334
Northern Trust Corp.	13,792	1,163,355
S&P Global, Inc.	734	235,798
StepStone Group, Inc., Class A	3,428	101,195
T. Rowe Price Group, Inc.	6,670	708,087
		7,505,148
Chemicals — 0.7%
Air Liquide SA	2,520	329,650
Air Products and Chemicals, Inc.	894	223,858
Akzo Nobel NV	7,659	472,832
Albemarle Corp.	531	148,611
Avient Corp.	9,685	334,036
Axalta Coating Systems Ltd.(2)	15,792	368,269
Diversey Holdings Ltd.(2)	13,103	70,756
Ecolab, Inc.	1,203	188,955
Element Solutions, Inc.	29,464	506,781
Koninklijke DSM NV	2,994	352,185
Linde PLC	1,801	535,527
OCI NV(2)(3)	1,015	38,822
Sika AG	1,036	233,593
Symrise AG	3,687	376,341

Tokyo Ohka Kogyo Co. Ltd.	700	30,178
		4,210,394
Commercial Services and Supplies — 0.3%
Clean Harbors, Inc.(2)	1,565	191,650
Driven Brands Holdings, Inc.(2)	7,353	235,149
Elis SA	5,397	61,806
GFL Environmental, Inc.	13,145	354,783
Republic Services, Inc.	5,898	782,193
SPIE SA	3,346	78,275
		1,703,856
Communications Equipment — 0.5%
Arista Networks, Inc.(2)	10,439	1,261,657
Cisco Systems, Inc.	17,006	772,583
Extreme Networks, Inc.(2)	4,563	81,860
F5, Inc.(2)	3,546	506,759
Juniper Networks, Inc.	7,157	219,004
		2,841,863
Construction and Engineering — 0.2%
Construction Partners, Inc., Class A(2)	5,313	165,447
Eiffage SA	4,720	426,790
SHO-BOND Holdings Co. Ltd.	1,600	69,216
Vinci SA	4,676	430,365
		1,091,818
Construction Materials†
Eagle Materials, Inc.	580	70,940
Summit Materials, Inc., Class A(2)	3,951	104,109
		175,049
Consumer Finance†
American Express Co.	1,468	217,925
Containers and Packaging — 0.4%
Amcor PLC	31,829	368,580
AptarGroup, Inc.	554	54,929
Avery Dennison Corp.	3,180	539,169
Ball Corp.	4,237	209,266
Graphic Packaging Holding Co.	4,918	112,917
Huhtamaki Oyj	2,222	79,857
Packaging Corp. of America	5,943	714,408
SIG Group AG(2)	1,955	37,581
Sonoco Products Co.	4,340	269,427
		2,386,134
Distributors†
Bapcor Ltd.	12,794	54,101
D'ieteren Group	749	124,655
		178,756
Diversified Consumer Services†
European Wax Center, Inc., Class A	4,249	61,101
IDP Education Ltd.	3,985	75,184
		136,285
Diversified Financial Services†
ECN Capital Corp.	11,925	35,976
Diversified Telecommunication Services — 0.1%
Cellnex Telecom SA	8,709	285,048
IHS Holding Ltd.(2)(3)	2,767	16,519
Internet Initiative Japan, Inc.	4,400	69,064

Verizon Communications, Inc.	11,183	417,909
		788,540
Electric Utilities — 0.6%
Acciona SA	526	94,712
Duke Energy Corp.	4,733	441,021
Edison International	14,250	855,570
Evergy, Inc.	1,719	105,083
Eversource Energy	2,753	209,999
Iberdrola SA	51,205	520,718
IDACORP, Inc.	693	72,557
NextEra Energy, Inc.	10,790	836,225
Pinnacle West Capital Corp.	5,864	394,119
		3,530,004
Electrical Equipment — 0.9%
Alfen Beheer BV(2)	332	35,218
AMETEK, Inc.	6,536	847,458
Atkore, Inc.(2)	2,402	228,911
Eaton Corp. PLC	3,571	535,900
Emerson Electric Co.	12,098	1,047,687
Generac Holdings, Inc.(2)	520	60,273
Hexatronic Group AB	7,046	95,355
Nexans SA	735	68,633
nVent Electric PLC	30,586	1,116,389
Plug Power, Inc.(2)(3)	7,784	124,388
Regal Rexnord Corp.	4,612	583,602
Rockwell Automation, Inc.	648	165,434
Schneider Electric SE	4,577	578,791
Sensata Technologies Holding PLC	2,548	102,455
Ushio, Inc.	1,400	14,538
		5,605,032
Electronic Equipment, Instruments and Components — 0.7%
CDW Corp.	2,325	401,783
Cognex Corp.	12,713	587,722
Corning, Inc.	5,600	180,152
Fabrinet(2)	432	49,421
Hexagon AB, B Shares	24,429	241,502
Jabil, Inc.	2,497	160,432
Keyence Corp.	1,200	452,478
Keysight Technologies, Inc.(2)	9,037	1,573,793
National Instruments Corp.	2,681	102,361
Sesa SpA	252	27,291
TE Connectivity Ltd.	4,069	497,354
		4,274,289
Energy Equipment and Services — 0.3%
Aker Solutions ASA	22,853	87,254
Baker Hughes Co.	14,933	413,047
Schlumberger NV	19,334	1,005,948
Worley Ltd.(3)	6,891	62,943
		1,569,192
Entertainment — 0.4%
Electronic Arts, Inc.	3,517	443,001
Liberty Media Corp.-Liberty Formula One, Class C(2)	1,604	92,599
Live Nation Entertainment, Inc.(2)	4,038	321,465
Nintendo Co. Ltd.	7,600	308,553
ROBLOX Corp., Class A(2)	3,022	135,204

Spotify Technology SA(2)	4,263	343,513
Universal Music Group NV	19,132	375,666
Walt Disney Co.(2)	3,272	348,599
		2,368,600
Equity Real Estate Investment Trusts (REITs) — 1.6%
Agree Realty Corp.	1,270	87,249
Alexandria Real Estate Equities, Inc.	635	92,266
American Homes 4 Rent, Class A	1,719	54,905
Assura PLC	58,391	37,412
AvalonBay Communities, Inc.	1,057	185,102
Big Yellow Group PLC	2,613	33,623
Brixmor Property Group, Inc.	2,443	52,060
Camden Property Trust	230	26,577
CapitaLand Integrated Commercial Trust	45,200	59,987
Charter Hall Group(3)	2,777	23,051
Comforia Residential REIT, Inc.	23	48,828
Corporate Office Properties Trust	1,271	33,872
Digital Realty Trust, Inc.	1,130	113,283
Dream Industrial Real Estate Investment Trust	1,598	12,844
Embassy Office Parks REIT	5,285	22,003
Equinix, Inc.	1,332	754,498
Equity LifeStyle Properties, Inc.	904	57,820
Essential Properties Realty Trust, Inc.	2,863	61,612
Essex Property Trust, Inc.	2,081	462,481
Gaming and Leisure Properties, Inc.	1,973	98,887
Goodman Group	6,569	71,475
Healthcare Realty Trust, Inc., Class A	5,373	109,233
Healthpeak Properties, Inc.	30,588	725,853
Host Hotels & Resorts, Inc.	5,321	100,460
Invincible Investment Corp.	390	122,426
Invitation Homes, Inc.	2,474	78,401
Iron Mountain, Inc.	2,069	103,595
Japan Hotel REIT Investment Corp.	289	152,262
Kimco Realty Corp.	5,112	109,295
Kite Realty Group Trust	4,568	89,716
Land Securities Group PLC	6,904	45,144
Life Storage, Inc.	917	101,429
Link REIT	7,400	43,739
Mitsubishi Estate Logistics REIT Investment Corp.	9	26,637
Mitsui Fudosan Logistics Park, Inc.	8	26,543
NETSTREIT Corp.(3)	3,119	58,700
Omega Healthcare Investors, Inc.	1,889	60,032
Orix JREIT, Inc.	26	34,882
Prologis, Inc.	11,650	1,290,237
Public Storage	1,952	604,632
Realty Income Corp.	12,780	795,811
Regency Centers Corp.	10,035	607,218
Rexford Industrial Realty, Inc.	8,168	451,527
Ryman Hospitality Properties, Inc.	1,654	147,074
Sabra Health Care REIT, Inc.	4,692	64,093
Scentre Group(3)	37,682	70,127
Segro PLC	33,820	304,380
Shopping Centres Australasia Property Group	9,124	15,891
Simon Property Group, Inc.	1,284	139,930
SOSiLA Logistics REIT, Inc.	28	26,839

Sun Communities, Inc.	158	21,306
UDR, Inc.	2,354	93,595
Ventas, Inc.	1,019	39,873
VICI Properties, Inc.	4,726	151,327
Vicinity Centres	46,835	58,387
Welltower, Inc.	972	59,331
Weyerhaeuser Co.	4,284	132,504
WP Carey, Inc.	3,392	258,810
		9,711,074
Food and Staples Retailing — 0.4%
Axfood AB	2,034	50,359
BJ's Wholesale Club Holdings, Inc.(2)	1,994	154,336
Costco Wholesale Corp.	550	275,825
Grocery Outlet Holding Corp.(2)	3,605	124,625
Kobe Bussan Co. Ltd.	3,900	84,593
Koninklijke Ahold Delhaize NV	28,247	787,760
Kroger Co.	6,008	284,118
MARR SpA	2,039	21,485
MatsukiyoCocokara & Co.	2,500	91,022
Sysco Corp.	6,081	526,371
		2,400,494
Food Products — 0.7%
a2 Milk Co. Ltd.(2)	8,179	27,485
Bakkafrost P/F	864	43,215
Conagra Brands, Inc.	23,923	877,974
Freshpet, Inc.(2)(3)	2,329	137,295
Hershey Co.	5,798	1,384,388
J.M. Smucker Co.	3,994	601,736
Mondelez International, Inc., Class A	5,419	333,160
Orkla ASA	17,713	119,477
Sovos Brands, Inc.(2)	7,925	109,841
SunOpta, Inc.(2)	12,421	139,488
Tate & Lyle PLC	6,973	56,029
Toyo Suisan Kaisha Ltd.	2,500	93,793
Vital Farms, Inc.(2)	1,987	26,308
		3,950,189
Gas Utilities — 0.2%
Atmos Energy Corp.	1,188	126,581
Brookfield Infrastructure Corp., Class A	2,036	87,792
Nippon Gas Co. Ltd.	6,600	95,878
Spire, Inc.	12,603	879,816
		1,190,067
Health Care Equipment and Supplies — 1.1%
Alcon, Inc.	5,409	329,329
Baxter International, Inc.	4,664	253,488
Becton Dickinson and Co.	1,052	248,240
ConvaTec Group PLC	26,387	66,026
DENTSPLY SIRONA, Inc.	9,952	306,721
DexCom, Inc.(2)	8,570	1,035,085
Edwards Lifesciences Corp.(2)	4,195	303,844
Embecta Corp.	12,460	385,263
EssilorLuxottica SA	2,333	368,913
Establishment Labs Holdings, Inc.(2)(3)	1,504	84,811
Hologic, Inc.(2)	4,355	295,269
IDEXX Laboratories, Inc.(2)	2,340	841,651

Inari Medical, Inc.(2)	1,934	148,783
Inmode Ltd.(2)	2,503	85,903
Jeol Ltd.	900	32,934
Lantheus Holdings, Inc.(2)	1,790	132,442
Medtronic PLC	730	63,758
Menicon Co. Ltd.	2,500	42,685
NeuroPace, Inc.(2)(3)	1,755	5,265
ResMed, Inc.	426	95,292
SI-BONE, Inc.(2)	6,466	125,699
Silk Road Medical, Inc.(2)	3,082	135,854
TransMedics Group, Inc.(2)	1,801	86,844
Zimmer Biomet Holdings, Inc.	12,671	1,436,258
		6,910,357
Health Care Providers and Services — 1.2%
Acadia Healthcare Co., Inc.(2)	1,666	135,446
Amedisys, Inc.(2)	489	47,722
AmerisourceBergen Corp.	4,684	736,418
Amvis Holdings, Inc.	3,000	57,991
Cardinal Health, Inc.	3,323	252,216
Chartwell Retirement Residences	4,370	25,341
Cigna Corp.	2,336	754,668
CVS Health Corp.	5,051	478,330
Encompass Health Corp.	1,321	71,915
Ensign Group, Inc.	1,365	122,550
HCA Healthcare, Inc.	1,251	272,055
HealthEquity, Inc.(2)	2,566	199,917
Henry Schein, Inc.(2)	12,221	836,650
Humana, Inc.	469	261,740
Progyny, Inc.(2)	1,958	87,072
Quest Diagnostics, Inc.	6,593	947,084
R1 RCM, Inc.(2)	18,659	329,518
Tenet Healthcare Corp.(2)	1,495	66,318
UnitedHealth Group, Inc.	1,664	923,770
Universal Health Services, Inc., Class B	5,727	663,587
		7,270,308
Health Care Technology — 0.1%
Evolent Health, Inc., Class A(2)	3,907	124,282
Schrodinger, Inc.(2)	2,726	65,342
Veeva Systems, Inc., Class A(2)	3,788	636,157
		825,781
Hotels, Restaurants and Leisure — 0.9%
Airbnb, Inc., Class A(2)	6,454	689,997
Basic-Fit NV(2)(3)	1,821	45,864
Booking Holdings, Inc.(2)	109	203,773
Chipotle Mexican Grill, Inc.(2)	847	1,269,085
Churchill Downs, Inc.	763	158,635
Compass Group PLC	18,452	388,633
Corporate Travel Management Ltd.	3,079	34,376
Expedia Group, Inc.(2)	1,128	105,434
Greggs PLC	1,801	41,750
Hilton Worldwide Holdings, Inc.	10,092	1,365,044
Planet Fitness, Inc., Class A(2)	2,875	188,255
Sodexo SA	4,710	417,223
Trainline PLC(2)	11,565	44,014

Wingstop, Inc.	1,068	169,161
		5,121,244
Household Durables — 0.2%
Barratt Developments PLC	70,909	305,836
Electrolux AB, B Shares	28,246	348,476
Taylor Wimpey PLC	347,698	373,820
		1,028,132
Household Products — 0.3%
Colgate-Palmolive Co.	2,649	195,602
Henkel AG & Co. KGaA, Preference Shares	6,502	409,616
Kimberly-Clark Corp.	5,939	739,168
Procter & Gamble Co.	3,513	473,096
		1,817,482
Independent Power and Renewable Electricity Producers†
West Holdings Corp.(3)	2,000	59,767
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	2,027	413,548
Insurance — 0.7%
Aegon NV	56,363	260,913
Aflac, Inc.	5,728	372,950
Allstate Corp.	7,050	890,062
ASR Nederland NV	2,030	89,387
Chubb Ltd.	879	188,888
Hanover Insurance Group, Inc.	2,601	381,020
Kinsale Capital Group, Inc.	650	204,861
Marsh & McLennan Cos., Inc.	2,134	344,620
Prudential Financial, Inc.	3,186	335,135
Reinsurance Group of America, Inc.	4,013	590,593
RLI Corp.	1,097	142,687
Selective Insurance Group, Inc.	785	76,993
Steadfast Group Ltd.	27,181	88,060
Storebrand ASA	11,709	91,088
Travelers Cos., Inc.	1,762	325,019
		4,382,276
Interactive Media and Services — 0.5%
Alphabet, Inc., Class A(2)	18,627	1,760,438
Autohome, Inc., ADR	7,855	205,173
Baidu, Inc., Class A(2)	30,200	289,527
Bumble, Inc., Class A(2)	2,753	69,926
carsales.com Ltd.(3)	4,171	54,030
Eventbrite, Inc., Class A(2)(3)	7,567	49,715
Match Group, Inc.(2)	8,982	388,023
QuinStreet, Inc.(2)	8,358	95,365
Tencent Holdings Ltd.	13,000	341,598
		3,253,795
Internet and Direct Marketing Retail — 0.4%
Alibaba Group Holding Ltd.(2)	43,500	338,209
Amazon.com, Inc.(2)	10,557	1,081,459
ASOS PLC(2)	22,448	144,547
Chewy, Inc., Class A(2)(3)	6,891	266,888
Etsy, Inc.(2)	1,535	144,152
JD.com, Inc., Class A	10,466	190,591
		2,165,846
IT Services — 0.8%
Accenture PLC, Class A	1,666	472,978

Adyen NV(2)	234	334,058
Alten SA	265	30,960
Amdocs Ltd.	4,504	388,740
Capgemini SE	2,587	423,985
Cloudflare, Inc., Class A(2)	11,424	643,400
Endava PLC, ADR(2)	422	32,173
EPAM Systems, Inc.(2)	2,361	826,350
Indra Sistemas SA	18,937	169,366
Mastercard, Inc., Class A	1,545	507,038
NEXTDC Ltd.(2)	9,374	49,740
Perficient, Inc.(2)	1,077	72,127
SCSK Corp.	2,100	30,982
Switch, Inc., Class A	3,986	135,723
TDCX, Inc.(2)	2,298	29,736
Visa, Inc., Class A	3,722	771,050
Wise PLC, Class A(2)	7,878	60,005
		4,978,411
Leisure Products†
Brunswick Corp.	1,810	127,913
Topgolf Callaway Brands Corp.(2)	5,244	98,167
		226,080
Life Sciences Tools and Services — 0.8%
Agilent Technologies, Inc.	8,289	1,146,783
Avantor, Inc.(2)	17,510	353,177
Bio-Techne Corp.	1,614	478,164
CryoPort, Inc.(2)	2,754	76,451
ICON PLC(2)	2,190	433,269
IQVIA Holdings, Inc.(2)	4,227	886,275
Lonza Group AG	897	461,761
MaxCyte, Inc.(2)(3)	9,750	67,470
Mettler-Toledo International, Inc.(2)	473	598,312
Tecan Group AG(2)	228	83,638
Thermo Fisher Scientific, Inc.	834	428,651
		5,013,951
Machinery — 0.7%
AGCO Corp.	642	79,717
Astec Industries, Inc.	2,451	106,986
ATS Automation Tooling Systems, Inc.(2)	4,696	148,565
Cummins, Inc.	3,346	818,131
Deere & Co.	487	192,764
Graco, Inc.	5,911	411,287
IHI Corp.	2,100	46,838
IMI PLC	19,657	276,906
John Bean Technologies Corp.	1,272	116,006
Metso Outotec Oyj	7,404	56,190
Mueller Water Products, Inc., Class A	5,983	70,001
Oshkosh Corp.	9,505	836,440
PACCAR, Inc.	1,950	188,819
Parker-Hannifin Corp.	2,138	621,346
Stanley Black & Decker, Inc.	315	24,724
Trelleborg AB, B Shares	3,029	66,696
Xylem, Inc.	2,059	210,903
		4,272,319
Media — 0.4%
Fox Corp., Class B	18,925	514,760

Omnicom Group, Inc.	3,470	252,443
Publicis Groupe SA(2)	9,861	552,259
Trade Desk, Inc., Class A(2)	11,286	600,867
WPP PLC	63,154	555,764
		2,476,093
Metals and Mining — 0.1%
Allkem Ltd.(2)	3,191	29,484
AMG Advanced Metallurgical Group NV	2,493	77,889
ERO Copper Corp.(2)	34,020	387,309
IGO Ltd.	6,769	66,200
Lynas Rare Earths Ltd.(2)	12,415	66,219
MMC Norilsk Nickel PJSC(4)	2,446	—
OZ Minerals Ltd.(3)	2,825	43,742
		670,843
Mortgage Real Estate Investment Trusts (REITs)†
KKR Real Estate Finance Trust, Inc.	1,366	23,796
Multi-Utilities — 0.1%
NorthWestern Corp.	12,667	669,198
Multiline Retail — 0.2%
Dollar Tree, Inc.(2)	4,804	761,434
Isetan Mitsukoshi Holdings Ltd.	5,100	45,299
Ollie's Bargain Outlet Holdings, Inc.(2)	2,437	136,472
Target Corp.	1,072	176,076
		1,119,281
Oil, Gas and Consumable Fuels — 0.9%
ConocoPhillips	8,942	1,127,497
Devon Energy Corp.	3,486	269,642
Diamondback Energy, Inc.	2,432	382,091
Enterprise Products Partners LP	20,359	514,065
EQT Corp.	5,538	231,710
Euronav NV(2)	2,572	44,840
Excelerate Energy, Inc., Class A	8,358	230,848
Golar LNG Ltd.(2)	2,455	68,298
Hess Corp.	7,609	1,073,478
Kosmos Energy Ltd.(2)	32,902	213,534
Matador Resources Co.	4,078	270,983
Phillips 66	2,323	242,266
Pioneer Natural Resources Co.	538	137,948
Vermilion Energy, Inc.	1,123	26,205
Whitecap Resources, Inc.(3)	38,090	295,247
		5,128,652
Paper and Forest Products†
Holmen AB, B Shares	606	21,992
Mondi PLC	13,032	218,657
		240,649
Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A	459	92,025
Kose Corp.	2,500	249,551
Rohto Pharmaceutical Co. Ltd.	3,300	102,657
		444,233
Pharmaceuticals — 1.3%
ALK-Abello A/S(2)	2,916	48,213
Arvinas, Inc.(2)	1,112	55,278
AstraZeneca PLC	4,513	529,520
AstraZeneca PLC, ADR	14,651	861,625

Bristol-Myers Squibb Co.	8,233	637,811
Catalent, Inc.(2)	4,007	263,380
Edgewise Therapeutics, Inc.(2)(3)	3,076	29,253
Eli Lilly & Co.	489	177,062
Euroapi SA(2)	3,584	62,716
GSK PLC	48,786	799,167
Harmony Biosciences Holdings, Inc.(2)	1,420	73,840
Hikma Pharmaceuticals PLC	20,869	299,579
Intra-Cellular Therapies, Inc.(2)	1,820	83,119
Merck & Co., Inc.	4,127	417,652
Novartis AG	4,521	365,707
Novo Nordisk A/S, B Shares	8,841	961,293
Sanofi	2,242	192,942
Sanofi, ADR	17,380	751,337
Takeda Pharmaceutical Co. Ltd.	15,600	411,980
UCB SA	4,361	328,679
Ventyx Biosciences, Inc.(2)	1,829	59,205
Zoetis, Inc.	2,195	330,962
		7,740,320
Professional Services — 0.4%
ALS Ltd.	11,558	84,547
BayCurrent Consulting, Inc.	3,000	84,172
Bureau Veritas SA	17,430	431,223
DKSH Holding AG	1,049	75,675
IPH Ltd.	9,726	61,855
Jacobs Solutions, Inc.	6,085	701,114
Teleperformance	1,197	320,712
Verisk Analytics, Inc.	3,206	586,153
Visional, Inc.(2)	1,300	88,367
		2,433,818
Real Estate Management and Development — 0.1%
Altus Group Ltd.(3)	2,797	99,389
Capitaland Investment Ltd.	4,900	10,421
City Developments Ltd.	7,300	39,359
CK Asset Holdings Ltd.	2,000	11,057
Colliers International Group, Inc. (Toronto)	254	23,839
DigitalBridge Group, Inc.	4,705	60,224
Grainger PLC	3,980	10,348
PSP Swiss Property AG	673	71,896
Tokyu Fudosan Holdings Corp.	11,900	60,375
Tricon Residential, Inc.	820	6,913
Tricon Residential, Inc. (Toronto)	8,643	72,831
		466,652
Road and Rail — 0.4%
Canadian Pacific Railway Ltd.	8,106	604,283
Heartland Express, Inc.	21,147	314,667
Lyft, Inc., Class A(2)	11,994	175,592
Nagoya Railroad Co. Ltd.	5,000	76,595
Norfolk Southern Corp.	3,802	867,122
Saia, Inc.(2)	311	61,846
Uber Technologies, Inc.(2)	2,789	74,104
Union Pacific Corp.	1,041	205,223
		2,379,432
Semiconductors and Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc.(2)	3,515	211,111

AIXTRON SE	1,276	31,356
Ambarella, Inc.(2)	608	33,276
Analog Devices, Inc.	2,929	417,734
Applied Materials, Inc.	6,899	609,113
ASML Holding NV	494	231,729
Enphase Energy, Inc.(2)	2,413	740,791
GLOBALFOUNDRIES, Inc.(2)	1,770	100,359
Infineon Technologies AG	8,992	218,195
Lattice Semiconductor Corp.(2)	3,121	151,400
MACOM Technology Solutions Holdings, Inc.(2)	1,356	78,472
Marvell Technology, Inc.	6,283	249,309
Monolithic Power Systems, Inc.	1,419	481,679
Nova Ltd.(2)(3)	435	32,064
NVIDIA Corp.	3,938	531,512
Onto Innovation, Inc.(2)	1,613	107,813
Power Integrations, Inc.	1,254	83,654
SUMCO Corp.	24,900	315,603
Taiwan Semiconductor Manufacturing Co. Ltd.	29,000	348,644
Teradyne, Inc.	5,374	437,175
		5,410,989
Software — 1.7%
Adobe, Inc.(2)	304	96,824
Box, Inc., Class A(2)	5,295	153,820
Cadence Design Systems, Inc.(2)	11,157	1,689,058
CyberArk Software Ltd.(2)	438	68,727
Dassault Systemes SE	9,055	303,512
Datadog, Inc., Class A(2)	7,360	592,554
Descartes Systems Group, Inc.(2)	871	60,098
DocuSign, Inc.(2)	2,821	136,254
Five9, Inc.(2)	1,115	67,190
HubSpot, Inc.(2)	2,100	622,776
JFrog Ltd.(2)(3)	5,890	149,606
Kinaxis, Inc.(2)	782	83,467
m-up Holdings, Inc.	3,800	40,108
Manhattan Associates, Inc.(2)	8,118	987,717
Microsoft Corp.	12,661	2,938,998
nCino, Inc.(2)(3)	3,420	107,662
Open Text Corp.	1,834	53,094
Palo Alto Networks, Inc.(2)	6,372	1,093,371
Paycor HCM, Inc.(2)	4,457	135,805
Paylocity Holding Corp.(2)	769	178,246
Salesforce, Inc.(2)	1,654	268,924
ServiceNow, Inc.(2)	261	109,813
Sprout Social, Inc., Class A(2)	1,182	71,310
SPS Commerce, Inc.(2)	1,214	153,595
Tenable Holdings, Inc.(2)	3,766	153,050
Workday, Inc., Class A(2)	539	83,987
		10,399,566
Specialty Retail — 0.5%
Advance Auto Parts, Inc.	3,890	738,789
Aritzia, Inc.(2)	1,994	77,339
Burlington Stores, Inc.(2)	1,432	204,719
Five Below, Inc.(2)	1,345	196,841
Home Depot, Inc.	2,420	716,635
Kingfisher PLC	95,363	239,593

Leslie's, Inc.(2)(3)	5,353	75,156
Nextage Co. Ltd.	3,400	65,533
Pets at Home Group PLC	9,716	32,125
TJX Cos., Inc.	5,754	414,863
Tractor Supply Co.	719	158,015
Watches of Switzerland Group PLC(2)	7,486	66,750
		2,986,358
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	13,137	2,014,428
HP, Inc.	14,616	403,694
Pure Storage, Inc., Class A(2)	4,192	129,365
		2,547,487
Textiles, Apparel and Luxury Goods — 0.4%
Asics Corp.	4,100	62,827
Crocs, Inc.(2)	1,834	129,756
Deckers Outdoor Corp.(2)	495	173,215
Li Ning Co. Ltd.	49,500	256,060
lululemon athletica, Inc.(2)	2,785	916,376
LVMH Moet Hennessy Louis Vuitton SE	715	451,161
NIKE, Inc., Class B	2,290	212,237
Puma SE	3,991	176,446
		2,378,078
Thrifts and Mortgage Finance†
Capitol Federal Financial, Inc.	21,615	176,811
Trading Companies and Distributors — 0.4%
AddTech AB, B Shares	1,019	12,313
Ashtead Group PLC	5,602	291,825
Beacon Roofing Supply, Inc.(2)	2,610	147,074
Diploma PLC	1,971	56,061
Finning International, Inc.	2,628	55,884
H&E Equipment Services, Inc.	3,486	131,631
MonotaRO Co. Ltd.	19,100	289,935
MRC Global, Inc.(2)	6,615	66,349
MSC Industrial Direct Co., Inc., Class A	8,469	702,758
NOW, Inc.(2)	8,158	103,851
Rexel SA(2)	9,671	172,582
RS GROUP PLC	5,389	59,297
Yamazen Corp.	6,700	41,654
		2,131,214
Transportation Infrastructure†
Japan Airport Terminal Co. Ltd.(2)	1,800	77,042
Water Utilities†
SJW Group	2,094	148,004
TOTAL COMMON STOCKS (Cost $160,796,872)		183,756,011
U.S. TREASURY SECURITIES — 5.3%
U.S. Treasury Bonds, 2.375%, 2/15/42	5,000,000	3,652,344
U.S. Treasury Bonds, 3.00%, 5/15/42	250,000	202,764
U.S. Treasury Bonds, 3.75%, 11/15/43	40,000	36,144
U.S. Treasury Bonds, 3.125%, 8/15/44	350,000	283,637
U.S. Treasury Bonds, 3.00%, 5/15/45	100,000	78,949
U.S. Treasury Bonds, 3.00%, 11/15/45	50,000	39,414
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	785,615	794,480
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	293,726	301,158
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	2,965,861	3,103,222

U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		493,301	516,447
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		865,075	711,497
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		399,342	315,325
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44		1,461,420	1,333,074
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		2,980,820	2,372,484
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47		490,772	394,780
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51		625,669	401,046
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/52		1,063,930	683,497
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25		2,121,229	2,034,740
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26		1,495,740	1,442,777
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26		3,388,020	3,197,179
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27		2,375,894	2,216,591
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29		410,529	391,095
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32		1,634,698	1,428,656
U.S. Treasury Notes, 2.75%, 7/31/27		311,000	290,773
U.S. Treasury Notes, 2.25%, 8/15/27		200,000	182,578
U.S. Treasury Notes, 1.50%, 11/30/28(5)		6,900,000	5,892,762
TOTAL U.S. TREASURY SECURITIES (Cost $37,091,889)			32,297,413
CORPORATE BONDS — 1.4%
Aerospace and Defense†
TransDigm, Inc., 6.375%, 6/15/26		50,000	48,317
TransDigm, Inc., 4.625%, 1/15/29		190,000	162,098
			210,415
Airlines†
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		163,077	155,564
Auto Components†
ZF North America Capital, Inc., 4.75%, 4/29/25(6)		110,000	103,079
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		370,000	288,526
General Motors Co., 5.15%, 4/1/38		120,000	97,845
			386,371
Banks — 0.4%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		143,000	137,311
Banco Santander SA, 2.50%, 3/18/25	EUR	100,000	95,122
Bank of America Corp., 2.30%, 7/25/25	GBP	100,000	106,572
CaixaBank SA, VRN, 2.75%, 7/14/28	EUR	100,000	96,075
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	100,000	89,017
Commerzbank AG, 4.00%, 3/23/26	EUR	150,000	140,921
Credit Agricole SA, 7.375%, 12/18/23	GBP	50,000	58,452
European Financial Stability Facility, 2.125%, 2/19/24	EUR	93,000	91,688
European Financial Stability Facility, 0.40%, 5/31/26	EUR	200,000	183,199
European Union, 0.00%, 7/4/31(7)	EUR	1,450,000	1,115,620
ING Groep NV, 2.125%, 1/10/26	EUR	200,000	187,045
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	20,000	23,833
			2,324,855
Biotechnology†
AbbVie, Inc., 4.40%, 11/6/42		$280,000	229,103
Chemicals†
Equate Petrochemical BV, 4.25%, 11/3/26(6)		46,000	42,748
Olin Corp., 5.125%, 9/15/27		70,000	65,730
			108,478
Containers and Packaging†
Ball Corp., 5.25%, 7/1/25		35,000	34,624
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(6)		40,000	39,274

Sealed Air Corp., 5.125%, 12/1/24(6)	105,000	103,562
		177,460
Diversified Financial Services†
Allen C Stonecipher Life Insurance Trust, VRDN, 3.19%, 11/7/22 (LOC: FHLB)	5,000	5,000
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 4.90%, 8/15/37	59,000	51,715
Level 3 Financing, Inc., 4.625%, 9/15/27(6)	136,000	118,338
Turk Telekomunikasyon AS, 4.875%, 6/19/24(6)	115,000	101,626
		271,679
Electric Utilities†
Duke Energy Florida LLC, 3.85%, 11/15/42	40,000	30,212
Duke Energy Progress LLC, 4.15%, 12/1/44	40,000	31,198
Exelon Corp., 4.45%, 4/15/46	20,000	15,723
Israel Electric Corp. Ltd., 6.875%, 6/21/23(6)	57,000	57,448
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	49,304
		183,885
Equity Real Estate Investment Trusts (REITs)†
EPR Properties, 4.95%, 4/15/28	127,000	104,386
Health Care Providers and Services — 0.1%
CVS Health Corp., 4.78%, 3/25/38	40,000	34,797
DaVita, Inc., 4.625%, 6/1/30(6)	270,000	210,943
Kaiser Foundation Hospitals, 3.00%, 6/1/51	70,000	43,351
		289,091
Hotels, Restaurants and Leisure — 0.2%
Caesars Entertainment, Inc., 4.625%, 10/15/29(6)	110,000	88,218
MGM Resorts International, 6.00%, 3/15/23	135,000	135,094
MGM Resorts International, 4.625%, 9/1/26	39,000	35,640
Penn Entertainment, Inc., 5.625%, 1/15/27(6)	175,000	159,383
Penn Entertainment, Inc., 4.125%, 7/1/29(6)	43,000	33,976
Station Casinos LLC, 4.625%, 12/1/31(6)	530,000	421,753
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(6)	200,000	174,355
		1,048,419
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29	253,000	206,887
Meritage Homes Corp., 5.125%, 6/6/27	190,000	170,390
Tempur Sealy International, Inc., 3.875%, 10/15/31(6)	136,000	102,398
		479,675
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(6)	86,000	82,251
Media†
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	85,000	62,840
DISH DBS Corp., 7.75%, 7/1/26	165,000	139,531
		202,371
Metals and Mining — 0.1%
ATI, Inc., 4.875%, 10/1/29	240,000	202,111
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(6)	235,000	202,687
Freeport-McMoRan, Inc., 5.40%, 11/14/34	215,000	191,572
		596,370
Mortgage Real Estate Investment Trusts (REITs)†
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(6)	161,000	128,530
Multi-Utilities†
Dominion Energy, Inc., 4.90%, 8/1/41	30,000	25,388
Oil, Gas and Consumable Fuels — 0.1%
Antero Resources Corp., 7.625%, 2/1/29(6)	65,000	66,396
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	90,000	87,876

Enterprise Products Operating LLC, 4.85%, 3/15/44		130,000	107,133
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		60,000	56,875
MEG Energy Corp., 5.875%, 2/1/29(6)		120,000	114,879
Petroleos Mexicanos, 3.50%, 1/30/23		50,000	49,643
Petroleos Mexicanos, 6.50%, 3/13/27		60,000	52,727
Southwestern Energy Co., 5.70%, 1/23/25		21,000	20,660
			556,189
Road and Rail†
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		12,000	10,158
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		80,000	63,994
			74,152
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(6)		130,000	113,054
Millicom International Cellular SA, 5.125%, 1/15/28(6)		128,700	109,956
Sprint Corp., 7.875%, 9/15/23		70,000	71,242
Sprint Corp., 7.125%, 6/15/24		315,000	318,872
T-Mobile USA, Inc., 4.75%, 2/1/28		240,000	227,520
T-Mobile USA, Inc., 3.50%, 4/15/31		15,000	12,633
			853,277
TOTAL CORPORATE BONDS (Cost $10,168,080)			8,595,988
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.2%
Australia†
Australia Government Bond, 3.00%, 3/21/47	AUD	120,000	63,705
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	66,640
			130,345
Austria†
Republic of Austria Government Bond, 0.75%, 10/20/26(6)	EUR	41,000	38,160
Republic of Austria Government Bond, 4.15%, 3/15/37(6)	EUR	29,000	32,548
			70,708
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(6)	EUR	27,000	30,524
Canada — 0.2%
Canadian Government Bond, 0.25%, 3/1/26	CAD	850,000	557,780
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	201,000	143,340
Province of Quebec Canada, 3.00%, 9/1/23	CAD	215,000	156,199
Province of Quebec Canada, 5.75%, 12/1/36	CAD	108,000	91,344
Province of Quebec Canada, 3.50%, 12/1/48	CAD	20,000	12,724
			961,387
China — 0.5%
China Government Bond, 2.88%, 11/5/23	CNY	19,000,000	2,627,540
China Government Bond, 3.25%, 6/6/26	CNY	400,000	56,614
China Government Bond, 3.29%, 5/23/29	CNY	300,000	42,906
			2,727,060
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	245,000	29,721
Denmark Government Bond, 4.50%, 11/15/39	DKK	62,000	10,269
			39,990
Finland — 0.1%
Finland Government Bond, 4.00%, 7/4/25(6)	EUR	58,000	60,259
Finland Government Bond, 0.125%, 4/15/36(6)	EUR	350,000	239,229
			299,488
France — 0.1%
French Republic Government Bond OAT, 0.00%, 11/25/31(7)	EUR	1,050,000	825,270

Germany†
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(7)	EUR	40,000	21,091
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	74,000	74,425
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	35,000	33,293
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	223,000	213,162
			246,455
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	250,000	52,953
Mexico†
Mexico Government International Bond, 4.15%, 3/28/27		$200,000	191,188
Netherlands†
Netherlands Government Bond, 0.50%, 7/15/26(6)	EUR	100,000	93,394
Netherlands Government Bond, 2.75%, 1/15/47(6)	EUR	27,000	27,835
			121,229
Norway†
Norway Government Bond, 2.00%, 5/24/23(6)	NOK	85,000	8,131
Norway Government Bond, 1.75%, 2/17/27(6)	NOK	510,000	45,743
			53,874
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$60,000	55,130
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	215,000	43,554
Switzerland†
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	147,000	149,895
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	3,000	3,484
			153,379
Thailand†
Thailand Government Bond, 3.625%, 6/16/23	THB	1,150,000	30,633
Thailand Government Bond, 3.85%, 12/12/25	THB	3,200,000	88,393
			119,026
United Kingdom — 0.2%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	1,100,000	1,133,738
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$30,000	25,513
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $9,041,760)			7,376,327
COLLATERALIZED LOAN OBLIGATIONS — 0.7%
Ares XL CLO Ltd., Series 2016-40A, Class CRR, VRN, 6.88%, (3-month LIBOR plus 2.80%), 1/15/29(6)		250,000	217,670
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 5.68%, (3-month LIBOR plus 1.60%), 4/17/33(6)		375,000	347,987
Ares XXXIX CLO Ltd., Series 2016-39A, Class CR2, VRN, 6.24%, (3-month LIBOR plus 2.05%), 4/18/31(6)		325,000	298,167
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 5.93%, (3-month LIBOR plus 1.85%), 10/15/31(6)		301,749	299,200
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 5.83%, (3-month LIBOR plus 1.75%), 4/17/30(6)		250,000	227,733
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 5.93%, (3-month LIBOR plus 1.85%), 10/15/30(6)		200,000	184,609
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 5.36%, (3-month LIBOR plus 1.12%), 7/20/31(6)		175,000	170,205
KKR CLO Ltd., Series 2018, Class CR, VRN, 6.29%, (3-month LIBOR plus 2.10%), 7/18/30(6)		175,000	164,256
KKR CLO Ltd., Series 2022A, Class B, VRN, 5.84%, (3-month LIBOR plus 1.60%), 7/20/31(6)		300,000	285,509
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 5.58%, (3-month LIBOR plus 1.50%), 4/15/31(6)		300,000	287,054
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.46%, (3-month LIBOR plus 2.10%), 1/25/32(6)		300,000	280,440
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 6.92%, (3-month LIBOR plus 2.68%), 1/20/35(6)		200,000	182,226
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 4.89%, (1-month LIBOR plus 1.45%), 10/16/36(6)		398,000	380,912
Palmer Square Loan Funding Ltd., Series 2022-1A, Class B, VRN, 5.86%, (3-month SOFR plus 2.00%), 4/15/30(6)		175,000	162,830

Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 6.59%, (3-month LIBOR plus 2.35%), 1/20/32(6)	250,000	233,082
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 5.89%, (3-month LIBOR plus 1.70%), 4/18/33(6)	500,000	468,678
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,462,306)		4,190,558
ASSET-BACKED SECURITIES — 0.3%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(6)	217,685	174,229
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(6)	36,707	35,305
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)	300,000	264,197
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(6)	300,000	262,105
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(6)	354,609	278,066
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(6)	660,232	529,522
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(6)	100,176	96,520
TOTAL ASSET-BACKED SECURITIES (Cost $1,978,764)		1,639,944
PREFERRED STOCKS — 0.3%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	300,000	248,399
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 3.00%	300,000	286,727
Electric Utilities†
Electricite de France SA, 3.375%	200,000	130,185
Enel SpA, 2.25%	100,000	79,991
		210,176
Insurance — 0.1%
Allianz SE, 2.625%	200,000	135,706
Allianz SE, 4.75%	100,000	98,855
Assicurazioni Generali SpA, 4.60%	100,000	95,860
Intesa Sanpaolo Vita SpA, 4.75%	100,000	95,066
		425,487
Oil, Gas and Consumable Fuels†
Eni SpA, 3.375%	200,000	155,919
Trading Companies and Distributors†
Aircastle Ltd., 5.25%(6)	285,000	214,562
TOTAL PREFERRED STOCKS (Cost $2,289,267)		1,541,270
EXCHANGE-TRADED FUNDS — 0.2%
iShares Core S&P 500 ETF	587	227,633
iShares Russell Mid-Cap Value ETF(3)	10,232	1,074,769
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,273,343)		1,302,402
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Private Sponsor Collateralized Mortgage Obligations — 0.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	2,603	2,276
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.42%, 3/25/35	7,810	7,670
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.59%, 6/25/34	28,118	26,762
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.71%, 8/25/34	25,624	24,564
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.01%, 10/25/34	14,508	14,328
GSR Mortgage Loan Trust, Series 2004-5, Class 3A3, VRN, 2.78%, 5/25/34	19,793	18,272
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.16%, 6/25/34	6,773	6,041
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.46%, 1/25/35	14,699	13,869
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.88%, 11/21/34	35,990	33,442
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.00%, 11/25/35	14,792	13,910
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.77%, 2/25/35	13,403	12,533
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.77%, 2/25/35	5,361	5,018
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 4.70%, (30-day average SOFR plus 1.70%), 12/27/33(6)	550,000	539,540
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(6)	9,228	8,360

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.64%, 7/25/34	8,735	8,420
Triangle Re Ltd., Series 2021-2, Class M1A, VRN, 5.64%, (1-month LIBOR plus 2.05%), 10/25/33(6)	28,551	28,506
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	11,748	11,295
		774,806
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FNMA, Series 2014-C02, Class 2M2, VRN, 6.19%, (1-month LIBOR plus 2.60%), 5/25/24	107,777	107,424
FNMA, Series 2015-C04, Class 1M2, VRN, 9.29%, (1-month LIBOR plus 5.70%), 4/25/28	88,538	93,348
		200,772
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $992,725)		975,578
MUNICIPAL SECURITIES — 0.1%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	100,000	112,620
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	15,000	15,037
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	10,000	10,230
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	40,000	47,082
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	34,354
New York City GO, 6.27%, 12/1/37	5,000	5,320
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	78,571
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	31,852
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	100,000	60,996
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	90,000	89,434
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	140,000	149,387
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	10,000	10,316
State of California GO, 4.60%, 4/1/38	30,000	27,075
State of California GO, 7.55%, 4/1/39	20,000	23,992
State of California GO, 7.30%, 10/1/39	25,000	28,908
State of California GO, 7.60%, 11/1/40	40,000	48,450
State of Washington GO, 5.14%, 8/1/40	20,000	19,362
TOTAL MUNICIPAL SECURITIES (Cost $821,283)		792,986
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 3.25%, (12-month LIBOR plus 1.87%), 7/1/36	9,645	9,717
FHLMC, VRN, 4.08%, (1-year H15T1Y plus 2.14%), 10/1/36	13,801	14,058
FHLMC, VRN, 3.06%, (1-year H15T1Y plus 2.26%), 4/1/37	17,742	17,952
FHLMC, VRN, 3.67%, (12-month LIBOR plus 1.87%), 7/1/41	7,741	7,831
FNMA, VRN, 3.18%, (6-month LIBOR plus 1.57%), 6/1/35	12,467	12,722
FNMA, VRN, 3.29%, (6-month LIBOR plus 1.57%), 6/1/35	9,102	9,288
FNMA, VRN, 3.89%, (6-month LIBOR plus 1.54%), 9/1/35	3,279	3,336
FNMA, VRN, 3.51%, (1-year H15T1Y plus 2.15%), 3/1/38	18,721	19,048
		93,952
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FNMA, 3.50%, 3/1/34	24,442	23,074
GNMA, 7.50%, 10/15/25	435	436
GNMA, 6.00%, 3/15/26	1,519	1,550
GNMA, 7.00%, 12/15/27	1,773	1,773
GNMA, 7.00%, 5/15/31	4,554	4,726
GNMA, 5.50%, 11/15/32	6,977	7,300
GNMA, 6.50%, 10/15/38	126,211	133,141
GNMA, 4.50%, 6/15/41	112,787	110,373
		282,373
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $383,410)		376,325
SHORT-TERM INVESTMENTS — 6.8%
Certificate of Deposit — 0.1%
Nordea Bank Abp, VRN, 3.65%, (SOFR plus 0.60%), 10/11/23(6)	1,000,000	998,306

Commercial Paper(8) — 1.8%
Alinghi Funding Co. LLC, 3.96%, 3/21/23 (LOC: UBS AG)(6)	600,000	588,462
BNP Paribas SA, VRN, 3.46%, (SOFR plus 0.41%), 12/13/22	1,200,000	1,200,000
Canadian Imperial Bank of Commerce, 0.22%, 11/4/22	570,000	569,801
Charta LLC, 4.04%, 1/9/23 (LOC: Citibank N.A.)(6)	800,000	793,423
Chesham Finance Ltd. / Chesham Finance LLC, 3.13%, 11/1/22 (LOC: HSBC Bank PLC)(6)	1,750,000	1,749,852
Liberty Street Funding LLC, 4.86%, 2/7/23 (LOC: Bank of Nova Scotia)(6)	1,450,000	1,430,860
Svenska Handelsbanken AB, 0.35%, 11/1/22	1,070,000	1,069,909
Svenska Handelsbanken AB, VRN, 3.57%, (SOFR plus 0.53%), 5/19/23(6)	800,000	799,265
UBS AG, VRN, 3.70%, (SOFR plus 0.65%), 6/29/23(6)	700,000	700,000
UBS AG, VRN, 3.63%, (SOFR plus 0.58%), 9/22/23(6)	600,000	600,000
Washington Morgan Capital Co. LLC, 3.80%, 4/27/23 (LOC: Goldman Sachs & Co.)(6)	1,200,000	1,199,980
		10,701,552
Money Market Funds — 4.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	22,436,979	22,436,979
State Street Navigator Securities Lending Government Money Market Portfolio(9)	6,399,285	6,399,285
		28,836,264
Treasury Bills(8) — 0.1%
U.S. Treasury Bills, 4.61%, 5/4/23	$600,000	586,602
TOTAL SHORT-TERM INVESTMENTS (Cost $41,129,321)		41,122,724
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $580,265,003)		612,198,117
OTHER ASSETS AND LIABILITIES — (1.2)%		(7,207,820)
TOTAL NET ASSETS — 100.0%		$604,990,297

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	144,857	AUD	211,483	Bank of America N.A.	12/15/22	$9,398
CAD	27,189	USD	20,037	Goldman Sachs & Co.	12/30/22	(64)
CAD	13,365	USD	9,734	Goldman Sachs & Co.	12/30/22	84
CAD	30,150	USD	21,959	Goldman Sachs & Co.	12/30/22	189
CAD	17,367	USD	12,657	Goldman Sachs & Co.	12/30/22	100
CAD	5,974	USD	4,385	Goldman Sachs & Co.	12/30/22	3
CAD	48,437	USD	35,115	Goldman Sachs & Co.	12/30/22	466
USD	1,016,745	CAD	1,325,912	Goldman Sachs & Co.	12/15/22	43,053
USD	168,710	CAD	227,610	Goldman Sachs & Co.	12/30/22	1,512
USD	553,188	CAD	745,708	Goldman Sachs & Co.	12/30/22	5,404
USD	4,610	CAD	6,278	Goldman Sachs & Co.	12/30/22	(1)
USD	20,425	CAD	27,970	Goldman Sachs & Co.	12/30/22	(121)
USD	13,766	CAD	18,585	Goldman Sachs & Co.	12/30/22	114
USD	12,126	CAD	16,504	Goldman Sachs & Co.	12/30/22	2
USD	23,648	CAD	32,187	Goldman Sachs & Co.	12/30/22	4
USD	27,399	CAD	38,025	Goldman Sachs & Co.	12/30/22	(534)
USD	4,114	CAD	5,670	Goldman Sachs & Co.	12/30/22	(51)
USD	5,171	CAD	7,088	Goldman Sachs & Co.	12/30/22	(36)
USD	6,871	CAD	9,315	Goldman Sachs & Co.	12/30/22	29
USD	16,221	CAD	21,990	Goldman Sachs & Co.	12/30/22	68
USD	7,075	CAD	9,619	Goldman Sachs & Co.	12/30/22	9
USD	13,845	CAD	19,092	Morgan Stanley	12/30/22	(179)
USD	162,552	CHF	155,071	Morgan Stanley	12/15/22	6,896
CNY	42,675,064	USD	6,118,289	Morgan Stanley	12/15/22	(243,620)
USD	12,119,974	CNY	83,922,338	Morgan Stanley	12/15/22	567,187
EUR	85,569	USD	82,802	JPMorgan Chase Bank N.A.	12/30/22	2,185

EUR	6,445	USD	6,348	JPMorgan Chase Bank N.A.	12/30/22	54
EUR	9,070	USD	8,843	JPMorgan Chase Bank N.A.	12/30/22	165
EUR	77,439	USD	75,505	JPMorgan Chase Bank N.A.	12/30/22	1,408
EUR	6,131	USD	6,024	JPMorgan Chase Bank N.A.	12/30/22	65
EUR	7,453	USD	7,256	JPMorgan Chase Bank N.A.	12/30/22	147
EUR	7,327	USD	7,248	JPMorgan Chase Bank N.A.	12/30/22	29
EUR	5,312	USD	5,300	JPMorgan Chase Bank N.A.	12/30/22	(24)
USD	5,393,877	EUR	5,337,830	JPMorgan Chase Bank N.A.	12/15/22	100,473
USD	184,513	EUR	187,800	JPMorgan Chase Bank N.A.	12/30/22	(2,012)
USD	2,609,975	EUR	2,656,477	JPMorgan Chase Bank N.A.	12/30/22	(28,460)
USD	87,519	EUR	88,223	JPMorgan Chase Bank N.A.	12/30/22	(105)
USD	15,391	EUR	15,515	JPMorgan Chase Bank N.A.	12/30/22	(18)
USD	95,988	EUR	96,939	JPMorgan Chase Bank N.A.	12/30/22	(293)
USD	16,157	EUR	16,397	JPMorgan Chase Bank N.A.	12/30/22	(128)
USD	6,561	EUR	6,634	JPMorgan Chase Bank N.A.	12/30/22	(28)
USD	10,772	EUR	10,770	JPMorgan Chase Bank N.A.	12/30/22	74
USD	7,669	EUR	7,579	JPMorgan Chase Bank N.A.	12/30/22	141
GBP	10,115	USD	10,819	Bank of America N.A.	12/30/22	806
GBP	8,514	USD	9,401	Bank of America N.A.	12/30/22	384
GBP	9,723	USD	11,017	Bank of America N.A.	12/30/22	157
USD	1,382,749	GBP	1,191,895	Bank of America N.A.	12/15/22	13,933
USD	365,698	GBP	323,634	Bank of America N.A.	12/30/22	(6,236)
USD	18,330	GBP	16,217	Bank of America N.A.	12/30/22	(307)
USD	14,764	GBP	13,041	Bank of America N.A.	12/30/22	(223)
USD	10,673	GBP	9,510	Bank of America N.A.	12/30/22	(256)
USD	10,709	GBP	9,493	Bank of America N.A.	12/30/22	(202)
USD	13,479	GBP	11,733	Bank of America N.A.	12/30/22	(6)
USD	14,890	GBP	12,803	Bank of America N.A.	12/30/22	176
USD	10,754	GBP	9,267	Bank of America N.A.	12/30/22	104
USD	58,158	MYR	261,247	Goldman Sachs & Co.	12/15/22	2,884
NOK	37,396	USD	3,538	UBS AG	12/30/22	67
NOK	32,999	USD	3,048	UBS AG	12/30/22	132
NOK	72,647	USD	6,789	UBS AG	12/30/22	213
NOK	28,908	USD	2,709	UBS AG	12/30/22	78
NOK	96,359	USD	9,318	UBS AG	12/30/22	(30)
USD	126,627	NOK	1,314,402	UBS AG	12/30/22	(67)
USD	2,890	NOK	30,714	UBS AG	12/30/22	(70)
USD	133,094	THB	4,850,729	Goldman Sachs & Co.	12/15/22	5,167
						$480,289

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Korean Treasury 10-Year Bonds	3	December 2022	$223,644	$(9,418)
U.K. Gilt 10-Year Bonds	3	December 2022	351,368	(26,783)
U.S. Treasury 10-Year Ultra Notes	31	December 2022	3,595,516	(296,064)
U.S. Treasury 2-Year Notes	31	December 2022	6,335,867	(127,209)
U.S. Treasury 5-Year Notes	93	December 2022	9,913,219	(404,544)
U.S. Treasury Long Bonds	25	December 2022	3,012,500	(396,943)
			$23,432,114	$(1,260,961)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 38	Sell	5.00%	6/20/27	$7,227,000	$(152,463)	$257,002	$104,539
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CNY	-	Chinese Yuan
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PLN	-	Polish Zloty
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
THB	-	Thai Baht
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,503,516. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,458,671.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $18,925,170, which represented 3.1% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,672,323, which includes securities collateral of $273,038.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Affiliated Funds	328,230,591	—	—
Common Stocks	142,713,382	41,042,629	—
U.S. Treasury Securities	—	32,297,413	—
Corporate Bonds	—	8,595,988	—
Sovereign Governments and Agencies	—	7,376,327	—
Collateralized Loan Obligations	—	4,190,558	—
Asset-Backed Securities	—	1,639,944	—
Preferred Stocks	—	1,541,270	—
Exchange-Traded Funds	1,302,402	—	—
Collateralized Mortgage Obligations	—	975,578	—
Municipal Securities	—	792,986	—
U.S. Government Agency Mortgage-Backed Securities	—	376,325	—
Short-Term Investments	28,836,264	12,286,460	—
	501,082,639	111,115,478	—
Other Financial Instruments
Swap Agreements	—	104,539	—
Forward Foreign Currency Exchange Contracts	—	763,360	—
	—	867,899	—
Liabilities
Other Financial Instruments
Futures Contracts	1,224,760	36,201	—
Forward Foreign Currency Exchange Contracts	—	283,071	—
	1,224,760	319,272	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended October 31, 2022 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$13,697	—	—	$(884)	$12,813	288	—	$100
American Century Emerging Markets Bond ETF	5,183	—	—	(515)	4,668	133	—	64
American Century Focused Dynamic Growth ETF(3)	31,492	—	—	(2,769)	28,723	526	—	—
American Century Focused Large Cap Value ETF	42,099	$184	$169	(338)	41,776	716	$(9)	242
American Century Multisector Income ETF	23,858	—	—	(1,399)	22,459	532	—	237
American Century Quality Diversified International ETF	28,343	—	—	(2,934)	25,409	691	—	—
American Century STOXX U.S. Quality Growth ETF	32,960	—	1,371	(1,690)	29,899	508	(177)	37
American Century STOXX U.S. Quality Value ETF	43,021	160	1,023	(1,630)	40,528	868	(89)	309
Avantis Emerging Markets Equity ETF	38,565	640	—	(5,002)	34,203	756	—	—
Avantis International Equity ETF	28,132	—	—	(2,646)	25,486	526	—	—
Avantis International Small Cap Value ETF	8,393	—	—	(871)	7,522	150	—	—
Avantis U.S. Equity ETF	44,231	—	852	(1,643)	41,736	607	281	174
Avantis U.S. Small Cap Value ETF(4)	16,012	—	2,118	(885)	13,009	170	898	67
	$355,986	$984	$5,533	$(23,206)	$328,231	6,471	$904	$1,230
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.